Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other non-current liabilities
Jackpot liabilities	$ 130,000	$ 148,000
Contract liabilities	47,000	62,000
Reserves for uncertain tax positions	47,000	48,000
Finance lease liabilities	27,000	31,000
Other	72,000	72,000
Total other non-current liabilities	$ 323,000	$ 360,000